MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS
MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS
2.  MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS

The consolidated financial statements (herein referred to as “financial statements”) have been prepared and are being presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements show all the relevant information specific to the financial statements, and only them, which are consistent with those used by the Management in its activities.

The Company’s financial statements were approved by the Board of Directors and authorized for issuance at the meeting held on April 26, 2023.

The financial statements were prepared based on historical cost, except for derivative instruments and short-term investments that were measured at fair value and non-current assets held for sale measured at the lower of their carrying amount and the fair value net of selling expenses. The financial statements are expressed in thousands of Reais (“R$”), rounded to the nearest thousand, and the disclosures of amounts in other currencies, when necessary, were also made in thousands. The items disclosed in other currencies are duly identified, whenever applicable.

2.1 Reclassification of balances in the comparative period

During the current year the Company has performed certain reclassifications on balances presented in the comparative periods (2021 for the statement of financial position and 2021 and 2020 for the statement of profit or loss) to adjust and align certain balances from subsidiaries that while of similar nature had been presented in separate financial statement line items. The Company has concluded that the reclassification adjustments do not have a material effect on the information in the statement of financial position at the beginning of the preceding period and that proper comparability is achieved as a result of the retrospective adjustments to the set of financial statements which include the Statement of Financial Position as of December 31, 2021 and the Statement of Profit or Loss for the years ended December 31, 2020 and 2021. As such, no additional comparatives have been included to the financial statements as a result of the reclassifications performed.

Those reclassifications related mainly to:

a)

Provisions for uncertain tax positions previously presented as part of current tax liabilities (in the total amount of R$92,659) and provision for Tax, Civil and Labor risks (non-current, in the total amount of R$680,399) that are being reclassified to non-current income tax and social contribution;

b)

Income tax credits arising from the “Taxation on a Universal Basis” taxation regime (“TBU”) previously presented as part of current income tax and social contribution (in the total amount of R$61,712) and non-current income tax and social contribution (in the total amount of R$84,729) that are being reclassified to deferred income tax and social contribution (non-current assets);

c)

Reclassification referring to certain costs related to the cost of sales previously presented as part of selling, marketing and logistics expenses in the subsidiary Aesop in the amount of R$86,363 for 2021 and R$70,006 for 2020;

d)

As of January 1, and December 31, 2021, the balance referring to predecessor adjustment presented in share premium in capital reserve in the statement of change in equity was reclassified to special reserve in capital reserve, also a component of the Company's equity, to adjust the presentation of this impact in this statement. This reclassification in the amount of R$ 303,059 does not have any effect on the equity and financial position presented by the Company in these periods;

e)

As of January 1, 2021, the balances referring to the effects of the conversion of balance sheets of subsidiaries in hyperinflationary economies previously presented in retained earnings in the statement of changes in equity were reclassified to Other comprehensive income, also a component of the Company's equity, for a better consolidated presentation of these impacts in this statement. This reclassification in the amount of R$ 202,677 does not have any effect on the equity and financial position presented by the Company in that period; and

f)

Inclusion of the provision for current taxes in the amount of R$923,475 as part of the adjustments to reconcile net income for the year with net cash used by operating activities in the Statement of Cash Flows (as the originally presented information only included deferred taxation as an adjustment to net profit while current taxation was included as part of further changes in other assets) on December 31, 2021. This adjustment does not change the net cash used by operating activities as originally presented in the Statement of Cash Flows.

As a result of the reclassifications disclosed above, the value of non-current assets on December 31, 2021 was increased by R$61,713 and current assets reduced by the same amount. Additionally, the amount of non-current liabilities was increased by R$92,659 and current liabilities were reduced by the same amount. Total assets and liabilities, on December 31, 2021, did not change due to these reclassifications.

The reclassification of item "c)" did not impact the total amount of operating loss or net income for the year ended December 31, 2021.

The reclassifications disclosed in items "d)" and "e)" disclosed above increase the statement of comprehensive income by R$202,677 and reduce the reserves in the statement of changes in equity by the same amount.